Taxes - Schedule of Components of the Income Tax Provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Components of the Income Tax Provision [Abstract]
Current income tax expense	$ 638,233	$ 549,008	$ 243,620
Deferred income tax expense	(335,241)	(274,609)	11,950
Total provision for income taxes	$ 302,992	$ 274,399	$ 255,570